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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-08415

Evergreen Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Diversified Bond Fund for the quarter ended February 28, 2006. This one series has a November 30 fiscal year end.

Date of reporting period:	February 28, 2006 ___________________

Item 1 – Schedule of Investments

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)
	Principal Amount
		Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 1.5%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021  (cost $5,085,180)	$5,080,100	$5,063,438

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.3%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	28,840	29,885
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	442,416	461,952
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	306,548	319,364

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $837,843)		811,201

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FIXED-RATE 0.5%
FHLMC:
6.00%, 01/01/2032	8,961	9,067
6.50%, 09/25/2043	189,105	193,242
7.50%, 09/01/2013 – 08/25/2042	293,535	304,375
9.00%, 12/01/2016	216,197	232,364
9.50%, 12/01/2022	31,530	34,600
FNMA:
9.00%, 02/01/2025 – 09/01/2030	278,463	303,959
10.00%, 09/01/2010 – 04/01/2021	180,254	198,278
GNMA:
8.00%, 03/15/2022 – 08/15/2024	118,951	127,420
8.25%, 05/15/2020	85,489	91,937
8.50%, 09/15/2024 – 01/15/2027	88,381	96,092
9.00%, 12/15/2019	63,750	69,318
9.50%, 09/15/2019	29,214	32,258
10.00%, 01/15/2019 – 03/15/2020	53,116	58,949

Total Agency Mortgage-Backed Pass Through Securities (cost $1,711,868)		1,751,859

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	478,725	506,936
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	160,820	165,490

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $686,161)		672,426

ASSET-BACKED SECURITIES 2.6%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%, 02/25/2018	132,267	131,940
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	527,555	529,816
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.05%, 05/24/2035 144A	3,369,614	3,368,561
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,008,418	1,015,002
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.12%, 01/15/2013 144A	2,500,000	2,625,087
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.17%, 01/25/2035 144A	1,000,000	1,023,340

Total Asset-Backed Securities (cost $8,792,914)		8,693,746

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.2%
FIXED-RATE 4.2%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,293,575
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C, 6.63%, 04/15/2033	5,000,000	5,277,544
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.97%, 09/15/2034	4,000,000	4,301,651
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	1,044,382

Total Commercial Mortgage-Backed Securities (cost $14,336,266)		13,917,152

CORPORATE BONDS 69.3%
CONSUMER DISCRETIONARY 9.8%
Automobiles 0.3%
DaimlerChrysler AG, 7.45%, 03/01/2027	939,000	1,025,037

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Diversified Consumer Services 0.5%
Alderwoods Group, Inc., 7.75%, 09/15/2012	$500,000	$518,750
Service Corporation International:
7.00%, 06/15/2017 144A	775,000	795,344
7.70%, 04/15/2009	250,000	263,750

		1,577,844

Hotels, Restaurants & Leisure 2.6%
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	554,349
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	700,000	703,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	785,000	765,375
McDonald's Corp., 7.31%, 09/15/2027	4,200,000	4,288,805
MGM MIRAGE, Inc., 5.875%, 02/27/2014	700,000	678,125
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	204,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.375%, 05/01/2007	200,000	205,000
7.875%, 05/01/2012	200,000	220,500
Station Casinos, Inc., 6.50%, 02/01/2014	400,000	402,000
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	263,125
Vail Resorts, Inc., 6.75%, 02/15/2014	400,000	403,500

		8,688,279

Household Durables 0.4%
Centex Corp., 7.875%, 02/01/2011	500,000	543,418
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	750,000	718,362
Meritage Homes Corp., 6.25%, 03/15/2015	275,000	248,875

		1,510,655

Media 4.8%
Comcast Corp., 5.90%, 03/15/2016	2,000,000	1,990,157
Cox Communications, Inc., 7.875%, 08/15/2009	3,000,000	3,197,583
CSC Holdings, Inc., 7.625%, 04/01/2011	700,000	708,750
Emmis Communications Corp., 6.875%, 05/15/2012	750,000	738,750
Lamar Media Corp., 6.625%, 08/15/2015	750,000	762,188
LIN TV Corp., 6.50%, 05/15/2013	850,000	810,687
Mediacom Communications Corp., 9.50%, 01/15/2013	550,000	552,750
MediaNews Group, Inc., 6.375%, 04/01/2014	425,000	386,750
News America Holdings, Inc., 9.50%, 07/15/2024	3,000,000	3,923,088
R.H. Donnelley Corp., 10.875%, 12/15/2012	575,000	649,750
Time Warner, Inc., 9.125%, 01/15/2013	2,000,000	2,358,136

		16,078,589

Multi-line Retail 0.3%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	900,000	943,864

Specialty Retail 0.7%
Central Garden & Pet Co., 9.125%, 02/01/2013	650,000	689,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	750,000	793,125
United Auto Group, Inc., 9.625%, 03/15/2012	750,000	808,125

		2,290,250

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	258,750
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	295,625

		554,375

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
CONSUMER STAPLES 2.3%
Beverages 0.3%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	$500,000	$584,829
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	527,500

		1,112,329

Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	740,000	775,150
Ingles Markets, Inc., 8.875%, 12/01/2011	750,000	783,750
Rite Aid Corp., 8.125%, 05/01/2010	775,000	794,375
Safeway, Inc., 7.25%, 02/01/2031	1,500,000	1,644,681
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	358,954

		4,356,910

Food Products 0.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	450,000	463,500
Dean Foods Co., 6.625%, 05/15/2009	750,000	766,875
Del Monte Foods Co., 6.75%, 02/15/2015	500,000	502,500

		1,732,875

Household Products 0.2%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	450,000	450,000

ENERGY 6.6%
Energy Equipment & Services 0.5%
Dresser, Inc., 9.375%, 04/15/2011	250,000	263,125
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	450,000	448,875
Offshore Logistics, Inc., 6.125%, 06/15/2013	700,000	668,500
SESI, LLC, 8.875%, 05/15/2011	250,000	262,500

		1,643,000

Oil, Gas & Consumable Fuels 6.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	635,000	654,050
El Paso Production Holding Co., 7.75%, 06/01/2013	400,000	424,000
Exco Resources, Inc., 7.25%, 01/15/2011	605,000	620,125
Ferrellgas Partners, LP, 6.75%, 05/01/2014	160,000	156,800
Forest Oil Corp., 7.75%, 05/01/2014	175,000	183,750
Kinder Morgan, Inc., 5.70%, 01/05/2016 144A	2,500,000	2,505,005
New Grade Energy, Inc., 10.05%, 08/31/2007	3,398,593	3,558,972
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,958,755
Peabody Energy Corp., 6.875%, 03/15/2013	750,000	774,375
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,728,661
Plains All American Pipeline, LP, 7.75%, 10/15/2012	4,000,000	4,488,788
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	432,000
Sunoco, Inc., 9.00%, 11/01/2024	500,000	681,939
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	106,500
Tesoro Corp., 6.625%, 11/01/2015 144A	350,000	354,375
Williams Cos., 7.125%, 09/01/2011	650,000	684,125

		20,312,220

FINANCIALS 31.0%
Capital Markets 2.6%
Allied Capital Corp., 6.15%, 10/13/2010 	4,000,000	3,905,200
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,100,000	1,150,372
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,703,690

		8,759,262

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 5.8%
BankAmerica Capital II, 8.00%, 12/15/2026	$1,000,000	$1,057,003
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	285,442
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	3,500,000	4,158,283
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,380,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,562,420
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	503,778
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	531,440
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	977,016
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,513,899
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,110,254

		19,079,535

Consumer Finance 7.5%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	520,251
Ford Motor Credit Co.:
6.50%, 01/25/2007	2,000,000	1,976,040
7.375%, 10/28/2009	2,000,000	1,848,874
General Motors Acceptance Corp., 6.875%, 09/15/2011	500,000	448,183
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,110,820
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,709,372
International Lease Finance Corp., 5.00%, 04/15/2010	3,000,000	2,966,478
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,852,349
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,259,400
Sprint Capital Corp.:
6.875%, 11/15/2028	500,000	546,442
8.75%, 03/15/2032	3,500,000	4,611,162

		24,849,371

Diversified Financial Services 5.5%
Arch Western Finance, LLC, 6.75%, 07/01/2013	250,000	251,875
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,057,986
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	2,165,000	2,392,011
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	551,076
Pemex Project Funding Master Trust:
8.625%, 02/01/2022	2,000,000	2,485,000
9.25%, 03/30/2018	600,000	766,500
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	5,000,000	6,262,735
Quest Capital Corp., 6.50%, 11/15/2018	500,000	471,250
Zurich Regcaps Funding Trust V, 8.38%, 06/01/2037 144A	4,000,000	4,296,532

		18,534,965

Insurance 4.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	575,000	613,813
Fund American Companies, Inc., 5.875%, 05/15/2013	2,250,000	2,246,072
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	529,498
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,471,474
RLI Corp., 5.95%, 01/15/2014	3,500,000	3,447,699
Transatlantic Holdings, Inc., 5.75%, 12/14/2015	2,000,000	2,015,422

		13,323,978

Real Estate 4.0%
CarrAmerica Realty Corp., REIT, 7.125%, 01/15/2012	500,000	528,870
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010 	130,000	141,700
Colonial Realty, Ltd., REIT, 6.25%, 06/15/2014	500,000	512,786
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	4,000,000	4,051,100
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	675,000	700,312
HRPT Properties Trust, REIT, 6.40%, 02/15/2015	500,000	519,941

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
iStar Financial, Inc., REIT, 5.15%, 03/01/2012	$2,500,000	$2,440,272
Pan Pacific Retail Properties, Inc., REIT, 7.95%, 04/15/2011	3,250,000	3,591,682
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	425,000	421,813
Ventas, Inc., REIT, 7.125%, 06/01/2015	250,000	263,125

		13,171,601

Thrifts & Mortgage Finance 1.6%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	543,081
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,815,436
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	909,470

		5,267,987

HEALTH CARE 1.6%
Health Care Providers & Services 1.0%
CIGNA Corp., 8.30%, 01/15/2033	500,000	627,086
Extendicare Health Services, Inc.:
6.875%, 05/01/2014	725,000	755,812
9.50%, 07/01/2010	250,000	265,313
HCA, Inc., 6.375%, 01/15/2015	950,000	953,259
Omnicare, Inc., 6.125%, 06/01/2013	125,000	124,063
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	456,188

		3,181,721

Pharmaceuticals 0.6%
Teva Pharmaceutical, LLC, 5.55%, 02/01/2016	2,000,000	1,989,060

INDUSTRIALS 6.3%
Aerospace & Defense 0.4%
Aviall, Inc., 7.625%, 07/01/2011	155,000	160,813
DRS Technologies, Inc., 6.875%, 11/01/2013	700,000	701,750
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	550,826

		1,413,389

Air Freight & Logistics 0.7%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,196,124

Airlines 0.5%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	781,821	810,131
Northwest Airlines Corp., 6.84%, 10/01/2012	850,000	844,156

		1,654,287

Commercial Services & Supplies 1.6%
Adesa, Inc., 7.625%, 06/15/2012	200,000	204,000
Allied Waste Industries, Inc., 6.375%, 04/15/2011	900,000	891,000
Corrections Corporation of America, 6.25%, 03/15/2013	550,000	548,625
Deluxe Corp.:
5.00%, 12/15/2012	1,500,000	1,227,451
5.125%, 10/01/2014	1,000,000	795,991
Geo Group, Inc., 8.25%, 07/15/2013	450,000	456,188
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	275,625
NationsRent Companies, Inc., 9.50%, 10/15/2010	775,000	853,469

		5,252,349

Machinery 0.5%
Case New Holland, Inc., 9.25%, 08/01/2011	500,000	538,750
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	206,500
Navistar International Corp., 6.25%, 03/01/2012	450,000	455,625
Toro Co., 7.80%, 06/15/2027	500,000	572,081

		1,772,956

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 1.4%
Burlington Northern Santa Fe Corp., 6.61%, 12/15/2055	$3,000,000	$3,163,044
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	850,000	874,437
Union Pacific Corp., 6.625%, 02/01/2029	500,000	562,422

		4,599,903

Trading Companies & Distributors 1.2%
Hughes Supply, Inc., 5.50%, 10/15/2014	4,000,000	4,053,132

INFORMATION TECHNOLOGY 0.4%
IT Services 0.4%
Sungard Data Systems, Inc., 4.875%, 01/15/2014	250,000	223,750
Unisys Corp., 6.875%, 03/15/2010	950,000	914,375

		1,138,125

MATERIALS 4.1%
Chemicals 0.8%
Equistar Chemicals, LP, 10.625%, 05/01/2011	600,000	655,500
Lyondell Chemical Co.:
9.50%, 12/15/2008	233,000	244,650
10.50%, 06/01/2013	450,000	505,125
Scotts Co., 6.625%, 11/15/2013	700,000	712,250
Tronox, Inc., 9.50%, 12/01/2012 144A	500,000	525,000

		2,642,525

Containers & Packaging 0.5%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	500,000	523,750
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	750,000	738,750
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	518,226

		1,780,726

Metals & Mining 0.6%
Alaska Steel Corp., 7.75%, 06/15/2012	900,000	861,750
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	125,000	128,750
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	433,000
United States Steel Corp., 10.75%, 08/01/2008	424,000	470,640

		1,894,140

Paper & Forest Products 2.2%
Boise Cascade, LLC, 7.125%, 10/15/2014	730,000	697,150
Bowater, Inc., 6.50%, 06/15/2013	400,000	366,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	460,125
Georgia Pacific Corp., 8.125%, 05/15/2011	700,000	731,500
International Paper Co.:
6.875%, 04/15/2029	790,000	804,653
7.35%, 11/01/2025	2,000,000	2,146,362
Plum Creek Timber Co., Inc., 5.875%, 11/15/2015	1,500,000	1,505,343
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	632,557

		7,343,690

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc., 5.30%, 11/15/2010	3,000,000	2,994,078
Citizens Communications Co., 6.25%, 01/15/2013	950,000	936,938
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,049,980
Insight Midwest, LP, 10.50%, 11/01/2010	575,000	608,781
Telus Corp., 8.00%, 06/01/2011	500,000	558,480
Verizon Communications, Inc., 6.125%, 01/15/2013	2,000,000	2,022,462

		8,170,719

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
Cingular Wireless, 8.125%, 05/01/2012	$800,000	$917,750
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	201,282

		1,119,032

UTILITIES 4.4%
Electric Utilities 0.9%
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	534,566
Reliant Energy, Inc., 6.75%, 12/15/2014	750,000	681,563
Southern Co., 4.875%, 07/15/2015	2,000,000	1,900,606

		3,116,735

Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc, 7.25%, 02/01/2014	500,000	513,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	769,796	798,444

		1,312,194

Multi-Utilities 3.1%
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	531,708
Dominion Resources Capital Trust III, 8.40%, 01/15/2031	3,000,000	3,587,247
MidAmerican Energy Holdings Co., 8.48%, 09/15/2028	3,000,000	3,832,221
NiSource, Inc., 7.875%, 11/15/2010	2,000,000	2,195,308

		10,146,484

Total Corporate Bonds (cost $230,622,394)		230,040,217

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 1.0%
FINANCIALS 1.0%
Commercial Banks 1.0%
European Investment Bank, 8.00%, 10/21/2013 ZAR (cost $3,072,683)	19,000,000	3,157,152

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 3.7%
Mexico, 8.00%, 12/07/2023 MXN	55,000,000	5,213,283
New Zealand, 8.00%, 11/15/2006 NZD	6,160,000	4,121,284
Sweden, 5.00%, 01/28/2009 SEK	21,700,000	2,903,926

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $12,361,700)		12,238,493

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,378)	$500,000	538,605

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027
(cost $586,151)	570,594	568,916

YANKEE OBLIGATIONS-CORPORATE 10.1%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Rogers Cable, Inc., 5.50%, 03/15/2014	750,000	715,312

FINANCIALS 6.7%
Commercial Banks 5.2%
Banco Bradesco SA, 8.75%, 10/24/2013	750,000	858,750
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,564,492
BOI Capital Funding, 5.57%, 02/01/2049 144A	2,000,000	1,977,280
Royal Bank of Scotland Group plc, 9.12%, 03/31/2049	5,000,000	5,660,600
Standard Chartered plc, FRN, 4.875%, 07/29/2049	5,000,000	4,044,750

		17,105,872

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

YANKEE OBLIGATIONS-CORPORATE continued
FINANCIALS continued
Diversified Financial Services 1.5%
ING Groep NV, 5.78%, 12/29/2049	$3,000,000	$3,011,562
Preferred Term Securities, Ltd., FRN, 6.07%, 06/24/2034 144A	2,000,000	2,050,220

		5,061,782

INDUSTRIALS 0.2%
Industrial Conglomerates 0.2%
Tyco International Group SA, 6.375%, 10/15/2011	500,000	518,720

MATERIALS 0.4%
Chemicals 0.2%
NOVA Chemicals Corp., 6.50%, 01/15/2012	650,000	628,875

Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	865,000	843,375

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.3%
British Telecommunications plc, 8.875%, 12/15/2030	750,000	993,775
France Telecom SA, 8.50%, 03/01/2031	1,000,000	1,316,505
Telecom Italia Capital Corp.:
Ser. B, 5.25%, 11/15/2013	500,000	483,611
Ser. C, 6.375%, 11/15/2033	2,100,000	2,084,357
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	2,969,895

		7,848,143

Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc., 6.375%, 03/01/2014	175,000	177,625
Vodafone Group plc, 7.75%, 02/15/2010	700,000	759,959

		937,584

Total Yankee Obligations-Corporate (cost $34,172,052)		33,659,663

	Shares	Value

PREFERRED STOCKS 4.1%
FINANCIALS 2.4%
Capital Markets 1.5%
Lehman Brothers, Inc	200,000	5,037,500

Thrifts & Mortgage Finance 0.9%
Fannie Mae, Ser. O	55,000	3,009,534

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Centaur Funding Corp. 144A	2,880	3,645,900

UTILITIES 0.6%
Electric Utilities 0.6%
Southern California Edison	20,000	2,005,000

Total Preferred Stocks (cost $13,848,911)		13,697,934

	Principal Amount
		Value

SHORT-TERM INVESTMENTS 1.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills 4.13%, 05/11/2006 ƒ †	$500,000	495,927

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund ø	3,295,238	$3,295,238

Total Short-Term Investments (cost $3,791,165)		3,791,165

Total Investments (cost $330,443,666) 99.0%		328,601,967
Other Assets and Liabilities 1.0%		3,338,135

Net Assets 100.0%		$331,940,102

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MXN	Mexican Peso
NZD	New Zealand Dollar
RB	Revenue Bond
REIT	Real Estate Investment Trust
SEK	Swedish Krona
ZAR	South African Rand

At February 28, 2006, the Fund had open short futures contracts outstanding as follows:

		Initial Contract Amount	Value at February 28, 2006
Expiration	Contracts			Unrealized Loss

June 2006	180 U.S. Treasury Notes Futures	$19,357,538	$19,423,125	$65,587

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $330,585,869. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,183,629 and $7,167,531, respectively, with a net unrealized depreciation of $1,983,902.

Item 2 - Controls and Procedures
(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)          Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:  /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

By:  /s/ Kasey Phillips
        _______________________
        Kasey Phillips
        Principal Financial Officer

Date: April 28, 2006